INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES

For the three months ended March 31, 2025 and 2024, the Company’s income tax expenses are as follows:

	For the Three Months Ended March 31,
	2025	2024
Current	$2,943,230	$8,812,566
Deferred	7,016,227	(360,582)
Total	$9,959,457	$8,451,984

For the years ended December 31, 2024 and 2023, the Company’s income tax expenses are as follows:

	For the Years Ended December 31,
	2024	2023
Current	$41,183,012	$30,905,334
Deferred	(14,417,087)	4,113,395
Total	$26,765,925	$35,018,729

SCHEDULE OF FEDERAL INCOME TAX RATE

A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of operations and comprehensive income to the statutory federal tax rates for the years ended December 31, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2024	2023
Statutory federal rate	21.00%	34.69%
State income tax expense, net of federal income tax effect	6.98%	—
Effect of income tax rate difference under different tax jurisdictions	8.79%	0.59%
Expenses not deductible for tax purpose	0.46%	(1.88)%
Effect of change in valuation allowance	2.10%	12.04%
Effect of tax payments and dues	(3.27)%	(1.38)%
Other adjustments	0.38%	3.53%
Effective tax rate	36.44%	47.59%

SCHEDULE OF NET DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities on December 31, 2024 and 2023 are presented below:

	December 31, 2024	December 31, 2023
Deferred income tax assets
Revenue and expense adjustments	$2,317,931	$4,142,338
Change in cash surrender value of life insurance policies	370,625	(1,168,097)
Lease liabilities	1,507,518	2,195,824
Net operating losses carried forward	13,543,915	7,397,655
Impairment on intangible asset	5,498,205	—
Fair value change of long-term investments	877,026	—
Others	178,597	220,885
Total deferred income tax assets	24,293,817	12,788,605
Less: valuation allowance	(8,640,332)	(7,397,655)
Total deferred income tax assets, net	$15,653,485	$5,390,950

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 — INCOME TAXES (cont.)

	December 31, 2024	December 31, 2023
Deferred income tax liabilities
Revenue and expense adjustments	$(2,602,712)	$(9,131,874)
Change in cash surrender value of life insurance policies	(1,720,120)	—
Right-of-use assets	(1,415,168)	(2,053,535)
Intangible assets acquired through business acquisition	(354,739)	—
Others	(688,698)	(219,106)
Total deferred income tax liabilities	$(6,781,437)	$(11,404,515)

Deferred income tax assets, net	$9,798,071	$—
Deferred income tax liabilities, net	$(926,023)	$(6,013,565)